UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—November 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

New York Long-Term Tax-Exempt Fund Admiral™ Shares - VNYUX

New York Long-Term Tax-Exempt Fund Investor Shares - VNYTX

New York Municipal Money Market Fund Investor Shares - VYFXX

Vanguard New York Long-Term Tax-Exempt Fund

Admiral™ Shares (VNYUX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg NY Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  New York remains a high-quality state, well diversified across a number of sectors, and its rainy-day fund is at an all-time high. Management, both at the state level and in New York City, has been strong and proactive.

  An above-benchmark level of interest rate sensitivity helped the Fund outperform its benchmark as the Fed began its easing cycle. An overweight to lower-rated bonds also helped as their yield advantage versus higher-rated issues narrowed, pushing their prices higher. The most value was added through security selection, particularly within general obligation bonds, universities, transportation, and hospitals.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $50,000

	Admiral Shares	Bloomberg NY Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$50,000	$50,000	$50,000
2015	$50,718	$50,555	$50,615
2015	$50,596	$50,416	$50,356
2015	$51,170	$50,916	$50,774
2015	$52,028	$51,617	$51,549
2016	$53,166	$52,672	$52,613
2016	$54,135	$53,352	$53,312
2016	$55,249	$54,256	$54,266
2016	$52,204	$51,515	$51,436
2017	$53,380	$52,783	$52,747
2017	$54,939	$54,147	$54,090
2017	$55,670	$54,739	$54,745
2017	$55,268	$54,248	$54,308
2018	$54,927	$53,974	$54,067
2018	$55,580	$54,516	$54,692
2018	$55,798	$54,754	$55,013
2018	$55,576	$54,712	$54,921
2019	$57,093	$56,073	$56,299
2019	$59,440	$57,928	$58,195
2019	$61,295	$59,407	$59,809
2019	$60,833	$59,140	$59,585
2020	$63,222	$61,073	$61,625
2020	$61,314	$59,672	$60,510
2020	$62,767	$60,625	$61,745
2020	$63,763	$61,487	$62,501
2021	$63,732	$61,377	$62,277
2021	$65,414	$62,720	$63,376
2021	$65,922	$63,095	$63,841
2021	$65,948	$63,036	$63,733
2022	$63,738	$61,147	$61,866
2022	$60,368	$58,468	$59,070
2022	$58,691	$57,331	$58,330
2022	$58,873	$57,391	$58,227
2023	$59,451	$57,972	$58,713
2023	$60,493	$58,752	$59,359
2023	$60,359	$58,671	$59,325
2023	$61,873	$60,243	$60,720
2024	$63,614	$61,370	$61,894
2024	$62,754	$60,364	$60,946
2024	$65,015	$62,380	$62,937
2024	$66,114	$63,224	$63,714

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	6.85%	1.68%	2.83%
Bloomberg NY Municipal Bond Index	4.95%	1.34%	2.37%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.6%
1 to 3 Years	3.1%
3 to 5 Years	4.7%
5 to 10 Years	10.4%
10 to 20 Years	39.0%
20 to 30 Years	31.7%
Greater than 30 Years	4.9%
Other Assets and Liabilities—Net	0.6%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$5,149
Number of Portfolio Holdings	1,536
Portfolio Turnover Rate	49%
Total Investment Advisory Fees (in thousands)	$502

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR576

Vanguard New York Long-Term Tax-Exempt Fund

Investor Shares (VNYTX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg NY Municipal Bond Index.

  At the national level, economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  New York remains a high-quality state, well diversified across a number of sectors, and its rainy-day fund is at an all-time high. Management, both at the state level and in New York City, has been strong and proactive.

  An above-benchmark level of interest rate sensitivity helped the Fund outperform its benchmark as the Fed began its easing cycle. An overweight to lower-rated bonds also helped as their yield advantage versus higher-rated issues narrowed, pushing their prices higher. The most value was added through security selection, particularly within general obligation bonds, universities, transportation, and hospitals.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2014, Through November 30, 2024

Initial Investment of $10,000

	Investor Shares	Bloomberg NY Municipal Bond Index	Bloomberg Municipal Bond Index
2014	$10,000	$10,000	$10,000
2015	$10,142	$10,111	$10,123
2015	$10,115	$10,083	$10,071
2015	$10,228	$10,183	$10,155
2015	$10,397	$10,323	$10,310
2016	$10,623	$10,534	$10,523
2016	$10,814	$10,670	$10,662
2016	$11,033	$10,851	$10,853
2016	$10,422	$10,303	$10,287
2017	$10,654	$10,557	$10,549
2017	$10,963	$10,829	$10,818
2017	$11,106	$10,948	$10,949
2017	$11,023	$10,850	$10,862
2018	$10,952	$10,795	$10,813
2018	$11,080	$10,903	$10,938
2018	$11,121	$10,951	$11,003
2018	$11,075	$10,942	$10,984
2019	$11,375	$11,215	$11,260
2019	$11,841	$11,586	$11,639
2019	$12,208	$11,881	$11,962
2019	$12,113	$11,828	$11,917
2020	$12,587	$12,215	$12,325
2020	$12,204	$11,934	$12,102
2020	$12,491	$12,125	$12,349
2020	$12,687	$12,297	$12,500
2021	$12,678	$12,275	$12,455
2021	$13,010	$12,544	$12,675
2021	$13,108	$12,619	$12,768
2021	$13,111	$12,607	$12,747
2022	$12,669	$12,229	$12,373
2022	$11,997	$11,694	$11,814
2022	$11,661	$11,466	$11,666
2022	$11,695	$11,478	$11,645
2023	$11,808	$11,594	$11,743
2023	$12,012	$11,750	$11,872
2023	$11,983	$11,734	$11,865
2023	$12,281	$12,049	$12,144
2024	$12,624	$12,274	$12,379
2024	$12,451	$12,073	$12,189
2024	$12,897	$12,476	$12,587
2024	$13,113	$12,645	$12,743

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	6.77%	1.60%	2.75%
Bloomberg NY Municipal Bond Index	4.95%	1.34%	2.37%
Bloomberg Municipal Bond Index	4.93%	1.35%	2.45%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	5.6%
1 to 3 Years	3.1%
3 to 5 Years	4.7%
5 to 10 Years	10.4%
10 to 20 Years	39.0%
20 to 30 Years	31.7%
Greater than 30 Years	4.9%
Other Assets and Liabilities—Net	0.6%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$5,149
Number of Portfolio Holdings	1,536
Portfolio Turnover Rate	49%
Total Investment Advisory Fees (in thousands)	$502

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR76

Vanguard New York Municipal Money Market Fund

Investor Shares (VYFXX)

Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Vanguard New York Municipal Money Market Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.16%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of November 30, 2024)

1 to 7 Days	87.4%
8 to 30 Days	2.1%
31 to 60 Days	1.2%
61 to 90 Days	0.8%
91 to 180 Days	1.2%
Over 180 Days	6.0%
Other Assets and Liabilities—Net	1.3%

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$3,340
Number of Portfolio Holdings	298
Total Investment Advisory Fees (in thousands)	$767

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR163

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
(a) Audit Fees.	$58,000	$54,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$58,000	$54,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2024	Fiscal Year Ended November 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$1,960,472	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,055,892	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2024
Vanguard New York Tax-Exempt Funds
Vanguard New York Municipal Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

Contents
New York Municipal Money Market Fund	1
New York Long-Term Tax-Exempt Fund	12
Report of Independent Registered Public Accounting Firm	45
Tax information	46

New York Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (28.6%)
[1]	Empire State Development Corp. Appropriations Revenue TOB	2.890%	12/5/24	8,000	8,000
[1]	Empire State Development Corp. Income Tax Revenue TOB	3.100%	12/2/24	2,670	2,670
[1,2]	Erie County IDA NY Local or Guaranteed Housing Revenue TOB	2.960%	12/5/24	10,320	10,320
[1,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.880%	12/5/24	15,000	15,000
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.890%	12/5/24	2,255	2,255
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.890%	12/5/24	2,915	2,915
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.890%	12/5/24	1,670	1,670
[1,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.890%	12/5/24	6,250	6,250
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.890%	12/5/24	4,180	4,180
[1,2]	JPMorgan Chase Putters/Drivers Trust TOB	3.110%	12/5/24	7,030	7,030
[1,2,3]	Long Island Power Authority Electric Power & Light Revenue TOB	2.890%	12/5/24	2,635	2,635
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB	3.150%	12/2/24	3,880	3,880
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB	2.890%	12/5/24	1,245	1,245
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB	2.910%	12/6/24	3,585	3,585
[1]	Monroe County NY Industrial Development Corp. College & University Revenue TOB	2.890%	12/5/24	3,450	3,450
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.890%	12/5/24	6,315	6,315
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.890%	12/5/24	5,000	5,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.890%	12/5/24	5,385	5,385
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.890%	12/5/24	3,950	3,950
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.930%	12/5/24	13,500	13,500
[1]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB	2.890%	12/5/24	5,300	5,300
[1]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB	2.890%	12/5/24	9,570	9,570
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.880%	12/5/24	2,740	2,740
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.880%	12/5/24	3,750	3,750
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.880%	12/5/24	2,085	2,085
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB	2.890%	12/5/24	32,700	32,700
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.890%	12/5/24	1,875	1,875
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.890%	12/5/24	2,100	2,100
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.890%	12/5/24	2,500	2,500
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB	2.890%	12/5/24	51,570	51,570
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.350%	12/2/24	3,000	3,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.880%	12/5/24	3,750	3,750
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.880%	12/5/24	3,285	3,285
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.890%	12/5/24	3,595	3,595
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.890%	12/5/24	4,800	4,800
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.890%	12/5/24	2,445	2,445
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.890%	12/5/24	2,000	2,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.890%	12/6/24	2,905	2,905
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.890%	12/6/24	6,470	6,470
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	3.100%	12/2/24	2,260	2,260
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.890%	12/5/24	7,610	7,610
[1]	New York City Transitional Finance Authority Sales Tax Revenue TOB	2.880%	12/5/24	4,630	4,630
[1]	New York Mortgage Agency Local or Guaranteed Housing Revenue TOB	2.890%	12/5/24	1,260	1,260
[1]	New York Mortgage Agency Local or Guaranteed Housing Revenue TOB	2.890%	12/6/24	2,365	2,365
[1,2]	New York NY GO TOB	3.250%	12/2/24	14,555	14,555
[1]	New York NY GO TOB	2.880%	12/5/24	1,875	1,875
[1,2]	New York NY GO TOB	2.890%	12/5/24	13,550	13,550
[1,2]	New York NY GO TOB	2.890%	12/5/24	2,000	2,000
[1]	New York NY GO TOB	2.890%	12/5/24	2,860	2,860
[1]	New York NY GO TOB	2.890%	12/5/24	5,800	5,800
[1]	New York NY GO TOB	2.890%	12/5/24	3,145	3,145
[1]	New York NY GO TOB	2.890%	12/5/24	2,000	2,000
[1,2]	New York NY GO TOB	2.890%	12/5/24	34,375	34,375
[1]	New York Power Authority Electric Power & Light Revenue TOB	2.890%	12/5/24	3,665	3,665
[1]	New York Power Authority Electric Power & Light Revenue TOB	2.890%	12/5/24	5,490	5,490
[1]	New York State Dormitory Authority College & University Revenue TOB	2.890%	12/5/24	16,875	16,875
[1]	New York State Dormitory Authority College & University Revenue TOB	2.890%	12/5/24	2,985	2,985
[1]	New York State Dormitory Authority College & University Revenue TOB	2.890%	12/5/24	1,085	1,085
[1]	New York State Dormitory Authority College & University Revenue TOB	2.890%	12/6/24	3,330	3,330

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	2.890%	12/6/24	4,495	4,495
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	2.910%	12/6/24	2,665	2,665
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.100%	12/2/24	4,095	4,095
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.880%	12/5/24	7,000	7,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.890%	12/5/24	4,000	4,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.890%	12/5/24	5,625	5,625
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.890%	12/5/24	11,325	11,325
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.890%	12/5/24	3,420	3,420
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.890%	12/5/24	4,525	4,525
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.890%	12/5/24	1,970	1,970
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.890%	12/5/24	4,130	4,130
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.990%	12/5/24	16,480	16,480
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.870%	12/5/24	2,500	2,500
[1]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	2.880%	12/5/24	2,000	2,000
[1]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	2.890%	12/5/24	2,500	2,500
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.880%	12/5/24	3,685	3,685
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.880%	12/5/24	17,600	17,600
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.880%	12/5/24	5,935	5,935
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.890%	12/5/24	2,355	2,355
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.890%	12/5/24	1,630	1,630
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.890%	12/5/24	5,000	5,000
[1]	New York State Environmental Facilities Corp. Water Revenue TOB	2.890%	12/5/24	3,565	3,565
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.890%	12/5/24	5,000	5,000
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.890%	12/5/24	6,065	6,065
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.910%	12/5/24	2,150	2,150
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.890%	12/6/24	14,800	14,800
[1]	New York State Thruway Authority Lease (Appropriation) Revenue TOB	3.350%	12/2/24	9,000	9,000
[1]	New York State Urban Development Corp. Income Tax Revenue TOB	3.350%	12/2/24	5,625	5,625
[1]	New York State Urban Development Corp. Income Tax Revenue TOB	2.890%	12/5/24	6,760	6,760
[1]	New York State Urban Development Corp. Income Tax Revenue TOB	2.890%	12/5/24	3,125	3,125
[1]	New York State Urban Development Corp. Income Tax Revenue TOB	2.890%	12/5/24	3,880	3,880
[1]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB	3.350%	12/2/24	4,000	4,000
[1]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB	2.890%	12/5/24	16,875	16,875
[1]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB	2.890%	12/5/24	4,375	4,375
[1]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB	2.890%	12/5/24	3,750	3,750
[1]	New York State Urban Development Corp. Lease (Appropriation) Revenue TOB	2.890%	12/6/24	1,825	1,825
[1,2,4]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	3.200%	12/2/24	3,260	3,260
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.890%	12/5/24	9,745	9,745
[1,2]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.900%	12/5/24	3,640	3,640
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.900%	12/5/24	16,535	16,535
[1,2]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.900%	12/5/24	4,925	4,925
[1,2,4]	New York Transportation Development Corp. Special Facilities Port, Airport & Marina Revenue TOB	2.890%	12/5/24	11,415	11,415
[1,2,4]	New York Transportation Development Corp. Special Facilities Port, Airport & Marina Revenue TOB	2.900%	12/5/24	5,000	5,000
[1,2]	New York Transportation Development Corp. Special Facilities Revenue TOB	2.960%	12/5/24	10,260	10,260
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.350%	12/2/24	1,415	1,415
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.380%	12/2/24	3,940	3,940
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.890%	12/5/24	7,500	7,500
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.890%	12/5/24	11,575	11,575
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.900%	12/5/24	1,750	1,750
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.910%	12/5/24	1,745	1,745
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.910%	12/5/24	2,310	2,310
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.910%	12/5/24	2,100	2,100
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.920%	12/5/24	7,600	7,600
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.890%	12/6/24	1,875	1,875
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.920%	12/6/24	7,030	7,030
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.920%	12/6/24	5,455	5,455
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	2.890%	12/5/24	4,555	4,555
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	2.890%	12/5/24	3,845	3,845
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.350%	12/2/24	9,600	9,600
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.350%	12/2/24	2,640	2,640
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	3.150%	12/2/24	8,000	8,000
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.890%	12/5/24	1,250	1,250
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.890%	12/5/24	1,565	1,565
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.890%	12/5/24	8,225	8,225
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.890%	12/6/24	3,200	3,200
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.890%	12/6/24	3,310	3,310
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.880%	12/5/24	7,880	7,880
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.890%	12/5/24	13,825	13,825
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.890%	12/5/24	4,025	4,025
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.890%	12/5/24	2,665	2,665

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.890%	12/5/24	10,380	10,380
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.890%	12/6/24	4,050	4,050
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB	2.890%	12/5/24	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB	2.890%	12/6/24	1,875	1,875
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB	2.890%	12/6/24	2,100	2,100
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	3.350%	12/2/24	10,195	10,195
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	2.880%	12/5/24	5,745	5,745
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	2.890%	12/5/24	2,945	2,945
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	2.890%	12/5/24	4,000	4,000
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	2.890%	12/5/24	2,665	2,665
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	2.890%	12/5/24	3,010	3,010
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.350%	12/2/24	9,375	9,375
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.350%	12/2/24	13,750	13,750
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.890%	12/5/24	3,620	3,620
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.890%	12/5/24	16,765	16,765
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.890%	12/5/24	27,275	27,275
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.890%	12/5/24	3,750	3,750
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.890%	12/5/24	10,000	10,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.890%	12/5/24	2,570	2,570
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.900%	12/5/24	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.890%	12/6/24	24,000	24,000
Total Tender Option Bond (Cost $954,850)					954,850
Variable Rate Demand Note (59.9%)
	Battery Park City Authority Miscellaneous Revenue VRDO	3.220%	12/2/24	5,450	5,450
	BlackRock MuniHoldings New York Quality Fund Inc. VRDO VRDP	3.000%	12/5/24	80,400	80,400
[1]	BlackRock New York Municipal Income Trust VRDO VRDP	3.000%	12/5/24	91,200	91,200
[2]	Build NYC Resource Corp. Miscellaneous Revenue (Asia Society Project) VRDO	2.850%	12/5/24	4,250	4,250
[2]	Dutchess County Industrial Development Agency College & University Revenue VRDO	2.850%	12/5/24	3,940	3,940
	Empire State Development Corp. Income Tax Revenue VRDO	3.020%	12/5/24	4,025	4,025
[2]	Geneva Industrial Development Agency College & University Revenue VRDO	2.850%	12/5/24	18,150	18,150
[2]	Long Island Power Authority Electric Power & Light Revenue VRDO	2.800%	12/4/24	29,470	29,470
[2]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	2.800%	12/5/24	31,800	31,800
[2]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	2.800%	12/5/24	19,740	19,740
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.150%	12/2/24	8,230	8,230
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.150%	12/2/24	6,990	6,990
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.200%	12/2/24	6,000	6,000
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.200%	12/2/24	4,000	4,000
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.800%	12/5/24	10,685	10,685
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.840%	12/5/24	29,800	29,800
[2]	Monroe County Industrial Development Corp. College & University Revenue VRDO	3.060%	12/4/24	5,350	5,350
	Nassau County IDA College & University Revenue VRDO	3.250%	12/2/24	7,885	7,885
	Nassau County Industrial Development Agency College & University Revenue VRDO	3.150%	12/2/24	13,000	13,000
	Nassau County Industrial Development Agency College & University Revenue VRDO	2.800%	12/5/24	12,830	12,830
[2]	Nassau County Industrial Development Agency Local or Guaranteed Housing Revenue VRDO	3.010%	12/5/24	4,565	4,565
[2]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	2.980%	12/5/24	13,100	13,100
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/4/24	800	800
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.820%	12/4/24	35,800	35,800
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.820%	12/4/24	24,275	24,275
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.830%	12/4/24	21,250	21,250
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.830%	12/4/24	72,450	72,450
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.850%	12/4/24	14,550	14,550
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.850%	12/4/24	7,845	7,845
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.950%	12/4/24	4,250	4,250
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.950%	12/4/24	2,200	2,200
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.950%	12/4/24	4,100	4,100
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.150%	12/4/24	1,725	1,725
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	12/5/24	7,100	7,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	12/5/24	2,000	2,000
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	12/5/24	10,170	10,170
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	12/5/24	11,400	11,400
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.850%	12/5/24	25,365	25,365
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.850%	12/5/24	6,745	6,745
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.860%	12/5/24	4,750	4,750
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.960%	12/5/24	11,400	11,400
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.990%	12/5/24	5,000	5,000
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Tiago Holdings LLC Project) VRDO	2.850%	12/5/24	7,535	7,535
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.700%	12/2/24	6,295	6,295
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.700%	12/2/24	7,725	7,725
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.700%	12/2/24	4,250	4,250

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.700%	12/2/24	19,480	19,480
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.150%	12/2/24	10,210	10,210
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.150%	12/2/24	3,000	3,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.150%	12/2/24	17,390	17,390
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.150%	12/2/24	3,100	3,100
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.200%	12/2/24	8,635	8,635
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.200%	12/2/24	5,000	5,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	12/2/24	2,670	2,670
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.300%	12/2/24	68,590	68,590
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.300%	12/2/24	18,240	18,240
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/4/24	19,400	19,400
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	12/5/24	20,110	20,110
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	12/5/24	2,295	2,295
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	12/5/24	24,690	24,690
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	12/5/24	39,245	39,245
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/5/24	1,600	1,600
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.860%	12/5/24	10,595	10,595
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.200%	12/2/24	6,999	6,999
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.200%	12/2/24	1,120	1,120
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	12/2/24	9,440	9,440
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	12/2/24	2,500	2,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	12/2/24	2,730	2,730
[2]	New York City Transitional Finance Authority Income Tax Revenue VRDO	2.800%	12/5/24	43,125	43,125
[2]	New York City Transitional Finance Authority Income Tax Revenue VRDO	2.850%	12/5/24	10,000	10,000
[2]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	2.850%	12/5/24	2,580	2,580
	New York City Trust for Cultural Resources Recreational Revenue VRDO	2.750%	12/5/24	13,940	13,940
	New York City Trust for Cultural Resources Recreational Revenue VRDO	2.750%	12/5/24	3,820	3,820
[2]	New York Liberty Development Corp. Industrial Revenue VRDO	2.850%	12/5/24	37,300	37,300
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.800%	12/4/24	4,500	4,500
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.800%	12/4/24	20,300	20,300
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.870%	12/4/24	50,000	50,000
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.870%	12/4/24	24,590	24,590
	New York NY GO VRDO	3.150%	12/2/24	5,100	5,100
	New York NY GO VRDO	3.150%	12/2/24	6,250	6,250
	New York NY GO VRDO	3.200%	12/2/24	115	115
[2]	New York NY GO VRDO	3.200%	12/2/24	700	700
	New York NY GO VRDO	3.200%	12/2/24	6,600	6,600
	New York NY GO VRDO	3.200%	12/2/24	5,000	5,000
	New York NY GO VRDO	3.250%	12/2/24	4,615	4,615
[2]	New York NY GO VRDO	3.300%	12/2/24	30,200	30,200
[2]	New York NY GO VRDO	3.000%	12/4/24	18,335	18,335
[2]	New York NY GO VRDO	2.800%	12/5/24	4,780	4,780
[2]	New York NY GO VRDO	2.800%	12/5/24	5,880	5,880
[2]	New York NY GO VRDO	3.020%	12/5/24	46,895	46,895
	New York State Dormitory Authority College & University Revenue VRDO	2.700%	12/4/24	34,550	34,550
	New York State Dormitory Authority College & University Revenue VRDO	2.800%	12/5/24	17,150	17,150
	New York State Dormitory Authority College & University Revenue VRDO	2.850%	12/5/24	62,070	62,070
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	2.950%	12/4/24	5,555	5,555
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	3.070%	12/4/24	285	285
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	2.980%	12/5/24	7,830	7,830
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	12/2/24	20,125	20,125
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	12/2/24	5,000	5,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	12/2/24	20,910	20,910
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	12/2/24	8,000	8,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	12/4/24	50,000	50,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	12/4/24	400	400
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.830%	12/4/24	30,525	30,525
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.830%	12/4/24	4,185	4,185
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.830%	12/4/24	61,000	61,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	12/4/24	8,000	8,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	12/4/24	31,450	31,450
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	12/4/24	4,810	4,810
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	12/4/24	1,925	1,925
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	12/4/24	4,650	4,650
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	12/4/24	8,400	8,400
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	12/4/24	7,180	7,180
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.950%	12/4/24	15,000	15,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.950%	12/4/24	10,000	10,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.950%	12/4/24	20,000	20,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.000%	12/4/24	1,900	1,900

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.070%	12/4/24	14,400	14,400
[2]	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.950%	12/4/24	5,670	5,670
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.910%	12/5/24	10,000	10,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.910%	12/5/24	25,600	25,600
[1]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	3.020%	12/5/24	68,500	68,500
[2]	Oneida County Industrial Development Agency Industrial Revenue VRDO	2.940%	12/5/24	6,820	6,820
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.700%	12/2/24	6,125	6,125
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.700%	12/2/24	40,700	40,700
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.830%	12/5/24	29,700	29,700
Total Variable Rate Demand Note (Cost $1,999,919)					1,999,919
Other Municipal Security (3.9%)
	Bethlehem NY BAN GO	4.500%	5/2/25	4,930	4,944
	Farmingdale Union Free School District GO	4.000%	5/30/25	6,750	6,776
	Half Hollow Hills Central School District GO	4.000%	6/24/25	11,250	11,300
	Ithaca City School District BAN GO	4.500%	7/11/25	10,000	10,050
	Longwood Central School District Suffolk County GO	4.000%	6/18/25	15,000	15,077
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	9,500	9,670
[6]	New York City Trust for Cultural Resources Miscellaneous Revenue , SIFMA Municipal Swap Index Yield + 0.040%	2.900%	12/5/24	16,500	16,500
[6]	New York City Trust for Cultural Resources Miscellaneous Revenue , SIFMA Municipal Swap Index Yield + 0.040%	3.220%	12/5/24	16,740	16,740
	New York NY GO	5.000%	8/1/25	1,455	1,476
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	2,000	2,030
	Niskayuna Central School District BAN GO	4.500%	6/27/25	16,550	16,639
	Shenendehowa Central School District BAN GO	4.500%	6/27/25	15,500	15,573
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN, ETM	5.000%	12/16/24	4,000	4,002
Total Other Municipal Security (Cost $130,777)					130,777
Non-Financial Company Commercial Paper (6.3%)
	New York State Dormitory Authority CP	3.100%	12/10/24	29,225	29,225
	New York State Dormitory Authority CP	2.950%	2/5/25	25,000	25,000
	New York State Dormitory Authority CP	3.000%	2/18/25	3,050	3,050
	New York State Dormitory Authority CP	2.950%	3/12/25	6,400	6,400
	New York State Dormitory Authority CP	3.000%	3/25/25	12,250	12,250
	New York State Power Authority CP	3.270%	12/3/24	42,250	42,243
	New York State Power Authority CP	3.100%	12/5/24	17,791	17,791
	New York State Power Authority CP	3.100%	12/10/24	12,800	12,800
	New York State Power Authority CP	3.200%	12/12/24	22,500	22,500
	New York State Power Authority CP	3.250%	1/8/25	40,646	40,643
Total Non-Financial Company Commercial Paper (Cost $211,902)					211,902
Total Investments (98.7%) (Cost $3,297,448)					3,297,448
Other Assets and Liabilities—Net (1.3%)					42,548
Net Assets (100%)					3,339,996
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $1,150,150,000, representing 34.4% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
BAN—Bond Anticipation Note.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,297,448)	3,297,448
Investment in Vanguard	91
Cash	30
Receivables for Investment Securities Sold	16,587
Receivables for Accrued Income	12,157
Receivables for Capital Shares Issued	15,847
Other Assets	680
Total Assets	3,342,840
Liabilities
Payables for Capital Shares Redeemed	1,696
Payables for Distributions	930
Payables to Vanguard	218
Total Liabilities	2,844
Net Assets	3,339,996
At November 30, 2024, net assets consisted of:

Paid-in Capital	3,339,977
Total Distributable Earnings (Loss)	19
Net Assets	3,339,996

Net Assets
Applicable to 3,339,670,438 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,339,996
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Interest	105,520
Total Income	105,520
Expenses
The Vanguard Group—Note B
Investment Advisory Services	767
Management and Administrative	3,928
Marketing and Distribution	219
Custodian Fees	32
Auditing Fees	26
Shareholders’ Reports and Proxy Fees	42
Trustees’ Fees and Expenses	2
Other Expenses	15
Total Expenses	5,031
Expenses Paid Indirectly	(32)
Net Expenses	4,999
Net Investment Income	100,521
Realized Net Gain (Loss) on Investment Securities Sold	14
Net Increase (Decrease) in Net Assets Resulting from Operations	100,535

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	100,521	80,311
Realized Net Gain (Loss)	14	49
Net Increase (Decrease) in Net Assets Resulting from Operations	100,535	80,360
Distributions
Total Distributions	(100,594)	(80,318)
Capital Share Transactions (at $1.00 per share)
Issued	2,826,198	2,963,524
Issued in Lieu of Cash Distributions	88,703	71,289
Redeemed	(2,524,781)	(2,271,774)
Net Increase (Decrease) from Capital Share Transactions	390,120	763,039
Total Increase (Decrease)	390,061	763,081
Net Assets
Beginning of Period	2,949,935	2,186,854
End of Period	3,339,996	2,949,935

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0322	.0310	.0080	.0001	.006
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0002)	(.0002)	—	—
Total from Investment Operations	.0322	.0308	.0078	.0001	.006
Distributions
Dividends from Net Investment Income	(.0322)	(.0308)	(.0078)	(.0001)	(.006)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	(.0000)[2]	—	—
Total Distributions	(.0322)	(.0308)	(.0078)	(.0001)	(.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.27%	3.13%	0.78%	0.01%	0.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,340	$2,950	$2,187	$1,944	$2,450
Ratio of Total Expenses to Average Net Assets[4]	0.16%[5]	0.16%[5]	0.15%[5]	0.07%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.22%	3.10%	0.80%	0.01%	0.61%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022 and 2021. For the years ended November 30, 2024, 2023, and 2020, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.16%, and 0.15%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $91,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $32,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New York Municipal Money Market Fund
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences these differences will reverse at some time in the future. The differences are primarily related to the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	949
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(930)
Total	19
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	100,531	80,311
Ordinary Income*	22	7
Long-Term Capital Gains	41	—
Total	100,594	80,318
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,297,448
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were $286,885,000 and sales were $384,025,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.3%)
New York (98.0%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	4.750%	6/1/54	1,200	1,211
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	5.000%	6/1/64	1,000	1,017
	Albany NY GO	4.500%	3/21/25	1,000	1,004
	Babylon NY GO	2.375%	12/1/28	1,000	951
	Babylon NY GO	2.375%	12/1/29	1,025	963
	Babylon NY GO	2.625%	12/1/30	1,050	993
	Bath Central School District BAN GO	4.250%	6/27/25	3,000	3,016
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/27	3,000	3,215
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	5,000	5,490
	Blind Brook-Rye Union Free School District GO	2.250%	10/15/33	2,000	1,755
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	711
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/40	500	459
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	7,000	6,961
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,000	3,162
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/31	675	697
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,672
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,079
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	379
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,169
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	1,225	993
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,577
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,589
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	5,615	4,080
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,666
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	5,735	2,277
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	2,000	756
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/31	685	678
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/36	3,365	3,274
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/41	3,450	3,210
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/47	4,570	4,027
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/35	3,200	3,016
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/37	865	800
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/45	5,865	4,886
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/50	3,000	2,346
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	4.000%	7/1/45	2,175	1,841
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	14
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	180
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	272
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/31	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/36	400	399
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/42	1,350	1,449
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/62	1,750	1,847
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/35	540	581
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/52	1,000	1,049
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/57	5,250	5,495

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/31	1,900	1,855
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	3,750	3,350
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/51	6,905	5,702
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	3,020	2,429
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	2,200	2,096
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	566
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	587
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/36	1,660	1,800
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/37	1,475	1,594
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/42	1,175	1,167
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/43	880	871
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/44	1,000	984
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,907
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/33	2,910	2,927
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	158
	Build NYC Resource Corp. College & University Revenue (Q Student Residences LLC Project)	5.000%	6/1/43	2,070	2,071
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/39	2,130	1,939
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/49	3,410	2,911
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/25	100	101
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/26	85	88
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/27	75	79
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/36	130	133
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/37	165	168
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	3.000%	7/1/39	550	491
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/44	975	968
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,013
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	506
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,318
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	2.960%	12/5/24	6,110	6,110
	Champlain Fire District BAN GO	4.250%	12/16/24	2,245	2,245
	Cortland NY BAN GO	4.500%	5/16/25	3,395	3,408
	Cutchogue Fire District BAN GO	4.500%	5/7/25	2,000	2,008
[3]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.500%	12/2/24	56,200	56,200
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	3,220	3,360
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,062
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,000	2,044
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/28	600	644
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/29	500	546
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/48	1,545	1,604
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	500	502
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	300	307
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	805	824
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	950	972
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	500	511
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	250	262
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	380	389
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	220	230
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/31	575	587
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/31	1,170	1,223
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	240	245
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	450	468
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	200	204
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	250	260
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/34	1,390	1,443
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/36	145	147

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	591
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	288
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,253
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	8,385	8,663
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	100	102
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,690	1,470
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	570	495
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,805	3,641
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,625	7,081
East Hampton NY GO	2.125%	8/15/35	1,000	836
East Meadow Union Free School District GO	2.000%	6/15/36	1,110	914
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	4,200	4,383
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	3,500	3,620
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,048
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	2,885	2,955
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,866
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	11,195	12,125
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	1,810	1,905
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,040
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	1,255	1,355
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	2,000	2,153
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	5,900	6,201
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	3,000	3,002
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/48	1,800	1,493
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/48	2,305	2,514
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/41	10,200	11,434
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/43	5,875	6,518
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/50	5,050	5,486
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	2,405	2,611
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	6,710	7,276
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	505	520
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,445
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	994
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	3,065	3,286
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,464
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	11,295	11,400
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,320	10,358
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,500	2,508
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	7,511
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,410
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,150	4,222
Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,392
Endicott NY BAN GO	5.250%	4/18/25	2,000	2,011
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	4,000	4,224
Greenport NY BAN GO	4.500%	8/1/25	1,000	1,007
Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/42	500	516
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	430
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	218
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	274
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/34	350	371
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/40	715	723
Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/41	555	559
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,795
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,172
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	1,340	1,380
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/31	600	616
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	379
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	810	827
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	1,890	1,922
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	442
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	888
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,350	1,369
Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,000	1,008
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,726
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	13,000	13,423
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	24,090	24,783
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	17,755
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,886
Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/42	1,000	832

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,472
	Kings Park Central School District GO	2.400%	7/15/29	1,495	1,413
	Lloyd NY BAN GO	4.500%	2/7/25	1,210	1,212
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,662
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,056
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,434
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,287
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,386
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,282
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	750	769
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,000	5,297
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/40	4,250	3,795
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,370
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	7,796
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/43	3,225	3,592
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	12,925	13,351
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,434
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	7,250	7,077
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	13,825	13,265
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/27	3,895	4,060
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	3,820	3,776
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	4,350	4,274
[4]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.310%	9/1/38	1,405	1,401
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	2,849
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/32	75	79
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/32	2,050	2,135
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	1,002
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,291
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	978
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/34	500	509
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,831
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,096
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/36	610	630
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/36	2,930	3,041
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/39	4,775	4,919
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/40	400	408
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	14,440	14,862
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/43	9,615	9,680
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/43	1,000	1,121
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/44	1,165	1,300
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/48	3,000	3,306
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/51	8,675	8,626
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/52	8,560	9,381
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/54	7,000	7,820
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,057
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	9,082
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	915
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	2,030
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	590	626
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	920	951
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,650	1,754
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,643
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,032
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	1,951
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	374
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	5,500	5,587
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	358
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	5,195	5,946
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,000	5,058
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	2,745	2,510
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,929
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,270	2,530
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	1,020	885
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	5,000	5,020
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,930	2,137
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	2,006
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,755	2,747
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,575	1,734
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,536

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,800	1,787
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	1,000	990
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,928
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	1,745	1,832
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,467
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	2,405	2,487
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	5,000	5,278
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	1,900	1,870
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	6,125	6,180
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	2,630	2,757
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	5,000	5,388
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	4,710	5,286
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	1,285	1,258
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	5,000	4,977
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,000	3,140
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,000	1,954
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	5,000	5,476
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	2,080
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,790	4,663
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,730	4,895
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	5,265	5,536
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.980%	12/5/24	2,945	2,945
[2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.980%	12/5/24	6,000	6,000
	Middle Country Central School District At Centereach GO	3.000%	8/15/31	2,440	2,424
	Middle Country Central School District At Centereach GO	3.000%	8/15/32	3,250	3,207
	Monroe County Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/43	1,810	1,968
	Monroe County Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.250%	6/1/49	1,275	1,404
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	8,000	8,293
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,087
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,089
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College Of Rochester Project)	5.000%	10/1/32	860	888
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College Of Rochester Project)	4.000%	10/1/47	1,205	1,094
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,044
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	7,000	7,595
	Monroe County NY Industrial Development Corp. College & University Revenue (University Of Rochester Project)	4.000%	7/1/32	1,780	1,816
	Monroe County NY Industrial Development Corp. College & University Revenue (University Of Rochester Project)	4.000%	7/1/32	1,295	1,319
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	535	574
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,066
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	90	93
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/30	100	108
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/36	1,800	1,794
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/37	3,880	3,181
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/40	6,430	5,008
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	7,885	7,441
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/32	100	102
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/33	300	293
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/35	100	95
	Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,522
	Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,406
	Nassau County IDA College & University Revenue VRDO	3.250%	12/2/24	9,220	9,220
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,902
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,501
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,692
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,567
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,751
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,001

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Nassau County NY Ad Valorem Property Revenue TOB VRDO	3.400%	12/2/24	11,200	11,200
[1,3]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	3.060%	12/6/24	9,330	9,330
	Nassau County NY GO	5.000%	10/1/36	5,685	5,941
	Nassau County NY GO	4.000%	4/1/40	1,525	1,552
	Nassau County NY GO	5.000%	4/1/41	1,500	1,686
	Nassau County NY GO	5.000%	4/1/42	1,500	1,678
	Nassau County NY GO	5.000%	4/1/43	1,220	1,358
[1]	Nassau County NY GO	4.000%	4/1/44	6,720	6,808
[1]	Nassau County NY GO	5.000%	4/1/49	5,000	5,325
	Nassau County NY GO	4.000%	4/1/51	2,000	2,002
	Nassau County NY GO	4.000%	4/1/53	7,000	6,997
	Nassau County NY GO	4.000%	4/1/54	5,000	4,989
[1,3]	Nassau County NY GO TOB VRDO	3.060%	12/6/24	5,685	5,685
	New Paltz NY BAN GO	4.500%	7/18/25	1,200	1,209
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	338
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	429
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	378
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/30	1,000	1,009
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,144
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,007
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,442
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,333
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,055
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,257
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	640	640
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,720	1,681
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	2,710	2,647
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	2,950	2,847
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,415	1,365
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,110	1,101
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,695	1,682
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,001
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	429
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,125	1,118
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	940	878
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,285	1,211
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/32	1,940	1,620
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	542
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	1,890	1,883
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	2,930	2,939
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/34	760	721
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	614
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,628
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,756
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	2,100	1,865
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/38	1,185	1,223
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/39	1,090	919
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	3,920	3,537
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	958
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,873
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	379
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	5,312
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.450%	8/1/43	1,000	1,023
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,245	10,351
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.350%	11/1/44	2,000	2,039
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	731
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	9,000	6,723
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,423
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,959
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	2,095
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/47	2,000	2,063
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	3,880	3,697
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	7,186
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.700%	11/1/48	1,000	1,028
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/48	1,090	1,125
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,958
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	3,259
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	6,135	4,595
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,328
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	3,111

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/50	3,625	2,768
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	7,284
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	2,210
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	9,712
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	690
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	8,000	5,517
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/52	1,000	850
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/52	3,000	3,092
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	12,365	12,740
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/53	1,000	1,033
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.500%	8/1/54	4,440	4,506
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,160	1,723
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	5,465	4,938
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.500%	11/1/54	3,000	3,048
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,763
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/55	4,070	3,095
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/56	1,080	781
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,352
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,721
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,330
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	5,030	4,967
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	18,670	18,293
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	615	604
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	8,755	8,478
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,025
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,660	7,622
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,440	5,445
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	7,390	7,388
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	6,250	6,277
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,028
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	10,655	10,761
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	5,800	5,887
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	3,605	3,702
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	8,595	8,653
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,415	2,213
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/27	1,000	1,041
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/33	4,610	4,511
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/34	3,255	3,122
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/35	1,705	1,618
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/36	3,000	2,806
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	5,585	5,157
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/38	3,640	2,775
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/39	5,045	4,550
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	1,915	1,698
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	10,000	8,240
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	823
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	1,500	1,575
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,780	2,903
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,160
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	590	472
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,741
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,357
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	7,655	7,606
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	7,750	7,601
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	10,000	8,111
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	15,000	11,525
[7]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	825	778
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,688
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,964
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	306
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	322
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.700%	12/2/24	350	350
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,000	7,233
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,471
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	12,500	13,073
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,204
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,040	3,203
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,100	1,183
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	10,130	10,646

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,500	3,763
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	1,175	1,188
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	7,390	7,478
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	4,740	4,818
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,150	2,168
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	930	941
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,300	7,392
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	4,125	4,177
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,850	2,883
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	1,030	1,040
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	1,375	1,532
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	6,535	5,639
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	5,027
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	10,000	10,057
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	2,920	3,182
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	3,270	3,333
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	7,670	7,946
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	6,700	6,786
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	2,245	2,447
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,000	10,197
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	2,120	2,021
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	2,000	2,212
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	10,825	11,474
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	987
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,125	925
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	1,000	1,061
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,410	2,568
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,635
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	90	96
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	7,000	7,707
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	26,530	26,314
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	2,215	2,442
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	10,525	11,710
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/54	7,250	7,158
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/54	4,000	4,071
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	5,000	5,558
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	10,000	11,168
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.700%	12/2/24	2,000	2,000
[6]	New York City Municipal Water Finance Authority Water Revenue VRDO	2.700%	12/2/24	2,085	2,085
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	12/2/24	2,000	2,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	12/2/24	3,800	3,800
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,035
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	1,245	1,265
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,320
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	5,183
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	5,000	5,308
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,357
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	4,470	4,559
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	7,326
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	4,110	4,121
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	1,840	1,541
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	1,505	1,226
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,052
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,680
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,209
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	5,348
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	1,190	1,211
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,493
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	610
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,182
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	17,795	18,734
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,085
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	6,983
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,925	2,010
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,470	1,570
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	315
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,400	3,563
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,094
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	1,880	1,912
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,701

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	1,600	1,612
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	2,916
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,094
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,300	2,382
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,598
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,040
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,553
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,154
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,015	5,637
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	690	715
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,000	1,039
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,131
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	5,530	5,582
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	12,845	13,133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,090
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	465	482
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,146
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,202
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,171
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	475	485
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	4,856
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,651
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,085
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,311
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	17,290	18,181
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,415	1,597
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	10,110	10,668
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	415	422
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,325	3,718
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,770	1,985
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,471
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	7,895	8,201
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,162
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	895	905
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,760	1,966
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	10,470	10,594
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,939
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,170	6,236
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,645
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,600	1,614
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,195	1,207
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,000	5,145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,695	1,884
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,270	1,405
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	1,850	1,854
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	5,000	5,173
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,400	2,405
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	5,000	5,678
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,855	4,919
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	3,470	3,744
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,200	980
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,135	4,125
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	5,000	5,521
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	3,860	3,092
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,717
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	6,190	6,124
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	8,000	7,917
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	5,730	5,591
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	3,000	3,249
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.150%	12/2/24	300	300
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.200%	12/2/24	18,000	18,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.200%	12/2/24	2,820	2,820
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	12/2/24	6,800	6,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	12/2/24	805	805
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.200%	12/2/24	3,330	3,330
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,099
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	1,805	2,001
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	1,000	1,146

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	1,370	1,579
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	5,500	6,408
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	1,525	1,782
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	2,500	2,936
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	1,540	1,802
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	5,000	5,776
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	6,730	7,755
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	2,500	2,875
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	2,000	2,296
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,250	1,427
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	2,630	2,997
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	1,000	1,140
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,250	1,417
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	2,520	2,860
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	5,000	5,674
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	5,000	5,586
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	5,000	5,641
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/43	4,000	4,555
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	4,000	4,488
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	2,825	3,128
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	1,695	1,909
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/49	3,370	3,709
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	3,710	4,080
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	7,365	8,205
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	2,740	3,053
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	5/1/51	5,000	4,947
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	5,000	5,565
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	10,000	10,169
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/54	3,000	3,018
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	5/1/54	3,000	3,020
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	558
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	383
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,118
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	490	533
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,438
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,231
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	651
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/32	3,540	3,586
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	4,713
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,919
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,159
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	4,628
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	6,000	1,955
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	3,362
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	3.260%	12/5/24	4,200	4,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	6,660	6,809
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/41	585	591
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	425	425
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,601
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	8,000	6,670
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	2,000	1,638
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	3,655	3,135
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,610	6,615
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	8,306	9,981
[8]	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	15,825	14,958
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	12,885	12,114
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	11,080	10,317
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,489
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,170	1,025
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	895	791
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,205	1,065
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	5,355	5,340
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,000	11,139
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	1,000	860
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	4,000	3,420
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,188
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,541
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	10,900	8,770
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	12,700	9,833
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,180	2,484

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,780	2,953
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,960	10,164
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,150	6,619
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	40,500	47,244
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.650%	10/1/34	750	670
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	228
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	1,500	1,242
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,246
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	3,065
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/43	1,500	1,522
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/43	3,000	3,078
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/44	1,350	1,068
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/44	5,000	5,060
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/45	5,000	3,735
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/45	3,085	3,030
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,490	2,605
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	915	911
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/48	6,055	5,638
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,175	1,220
[9]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.550%	10/1/49	2,250	2,264
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.600%	10/1/49	2,500	2,524
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	5,495	5,373
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	7,440	7,320
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/53	1,500	1,517
	New York NY GO	5.000%	8/1/26	3,875	4,020
	New York NY GO	5.000%	1/1/27	3,500	3,665
	New York NY GO	5.000%	8/1/27	600	637
	New York NY GO	5.000%	9/1/27	3,805	4,044
	New York NY GO	5.000%	8/1/28	2,260	2,445
	New York NY GO	5.000%	8/1/28	5,000	5,410
	New York NY GO	5.000%	8/1/29	5,195	5,545
	New York NY GO	5.000%	8/1/29	3,000	3,305
	New York NY GO	5.000%	8/1/29	3,400	3,746
	New York NY GO	5.000%	8/1/29	1,000	1,102
	New York NY GO	5.000%	12/1/29	1,360	1,474
	New York NY GO	5.000%	8/1/30	4,000	4,265
	New York NY GO	5.000%	4/1/31	1,155	1,304
	New York NY GO	4.000%	8/1/31	2,775	2,815
	New York NY GO	5.000%	8/1/31	7,810	8,238
	New York NY GO	5.000%	8/1/31	1,440	1,533
	New York NY GO	5.000%	8/1/31	3,000	3,337
	New York NY GO	5.000%	8/1/31	4,000	4,538
	New York NY GO	5.000%	1/1/32	2,000	2,163
	New York NY GO	5.000%	4/1/32	1,895	2,167
	New York NY GO	4.000%	8/1/32	1,935	1,958
	New York NY GO	5.000%	8/1/32	1,250	1,353
	New York NY GO	5.000%	8/1/32	3,735	3,971
	New York NY GO	5.000%	12/1/32	1,240	1,337
	New York NY GO	3.250%	3/1/33	3,000	3,000
	New York NY GO	5.000%	3/1/33	3,135	3,626
	New York NY GO	5.000%	4/1/33	2,140	2,478
	New York NY GO	5.000%	8/1/33	1,000	1,081
	New York NY GO	5.000%	8/1/33	5,000	5,812
	New York NY GO	5.000%	8/1/33	3,325	3,865
	New York NY GO	5.000%	8/1/34	2,260	2,441
	New York NY GO	5.000%	8/1/34	3,500	4,113
	New York NY GO	3.000%	3/1/35	3,145	2,992
	New York NY GO	4.000%	8/1/35	1,830	1,897
	New York NY GO	5.000%	8/1/35	2,000	2,205
	New York NY GO	4.000%	10/1/35	2,085	2,146
	New York NY GO	5.000%	12/1/35	2,500	2,588
	New York NY GO	4.000%	3/1/36	1,500	1,548
	New York NY GO	4.000%	8/1/36	9,250	9,321
	New York NY GO	4.000%	8/1/36	1,385	1,431
	New York NY GO	5.000%	8/1/36	4,500	5,221
	New York NY GO	5.000%	10/1/36	5,000	5,258
	New York NY GO	5.000%	10/1/36	2,590	2,812
	New York NY GO	5.000%	3/1/37	7,500	7,937
	New York NY GO	5.000%	4/1/37	3,575	3,788
	New York NY GO	4.000%	8/1/37	8,180	8,421

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	4.000%	8/1/37	2,500	2,584
New York NY GO	5.000%	8/1/37	4,000	4,109
New York NY GO	5.000%	8/1/37	1,150	1,313
New York NY GO	5.000%	12/1/37	3,490	3,608
New York NY GO	4.000%	3/1/38	5,240	5,385
New York NY GO	5.000%	3/1/38	7,500	7,888
New York NY GO	5.000%	3/1/38	2,000	2,174
New York NY GO	5.000%	4/1/38	1,000	1,053
New York NY GO	4.000%	8/1/38	2,760	2,837
New York NY GO	5.000%	8/1/38	17,395	17,859
New York NY GO	5.000%	10/1/38	6,500	6,810
New York NY GO	5.000%	10/1/38	2,910	3,142
New York NY GO	5.000%	3/1/39	6,360	6,670
New York NY GO	5.000%	3/1/39	3,000	3,246
New York NY GO	4.000%	8/1/39	2,865	2,932
New York NY GO	5.000%	10/1/39	2,220	2,391
New York NY GO	5.000%	10/1/39	8,910	9,323
New York NY GO	5.250%	10/1/39	1,000	1,137
New York NY GO	5.000%	12/1/39	3,485	3,692
New York NY GO	4.000%	8/1/40	5,000	5,039
New York NY GO	4.000%	8/1/40	1,155	1,172
New York NY GO	4.000%	8/1/40	9,400	9,567
New York NY GO	5.000%	8/1/40	1,500	1,689
New York NY GO	4.000%	10/1/40	3,000	3,024
New York NY GO	3.000%	3/1/41	5,010	4,358
New York NY GO	4.000%	8/1/41	2,035	2,058
New York NY GO	4.000%	8/1/41	2,500	2,533
New York NY GO	5.000%	8/1/41	1,000	1,119
New York NY GO	3.000%	10/1/41	2,250	1,954
New York NY GO	5.250%	10/1/41	1,070	1,208
New York NY GO	5.000%	12/1/41	10,000	10,272
New York NY GO	5.000%	12/1/41	4,850	5,113
New York NY GO	4.000%	3/1/42	1,500	1,512
New York NY GO	5.000%	3/1/42	2,000	2,174
New York NY GO	4.000%	4/1/42	8,000	8,097
New York NY GO	5.000%	8/1/42	1,000	1,114
New York NY GO	5.000%	9/1/42	4,505	5,071
New York NY GO	5.250%	9/1/42	6,240	7,012
New York NY GO	5.000%	10/1/42	8,000	8,551
New York NY GO	5.250%	10/1/42	2,250	2,531
New York NY GO	5.000%	3/1/43	1,000	1,070
New York NY GO	5.000%	3/1/43	10,180	11,023
New York NY GO	5.000%	4/1/43	11,460	11,944
New York NY GO	5.250%	4/1/43	11,815	13,296
New York NY GO	5.000%	8/1/43	17,145	18,218
New York NY GO	5.000%	8/1/43	2,340	2,520
New York NY GO	5.000%	8/1/43	1,000	1,109
New York NY GO	5.000%	9/1/43	3,620	4,055
New York NY GO	5.000%	10/1/43	8,000	8,517
New York NY GO	5.250%	10/1/43	1,000	1,119
New York NY GO	4.000%	3/1/44	7,000	7,025
New York NY GO	5.000%	3/1/44	1,785	1,857
New York NY GO	5.000%	4/1/44	1,725	1,917
New York NY GO	5.250%	4/1/44	5,825	6,532
New York NY GO	5.000%	8/1/44	1,000	1,105
New York NY GO	5.000%	9/1/44	3,435	3,832
New York NY GO	3.000%	3/1/45	4,880	4,061
New York NY GO	5.000%	3/1/45	3,000	3,317
New York NY GO	4.000%	4/1/45	6,840	6,858
New York NY GO	4.000%	4/1/45	5,000	5,015
New York NY GO	5.000%	8/1/45	5,000	5,501
New York NY GO	5.500%	4/1/46	5,000	5,736
New York NY GO	5.000%	8/1/46	2,500	2,742
New York NY GO	4.000%	9/1/46	6,940	6,946
New York NY GO	4.000%	3/1/47	3,080	3,074
New York NY GO	5.000%	8/1/47	9,515	10,248
New York NY GO	5.000%	8/1/47	6,000	6,558
New York NY GO	5.000%	9/1/47	6,925	7,635
New York NY GO	5.250%	10/1/47	10,000	11,056
New York NY GO	5.250%	3/1/48	3,000	3,357

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/48	5,000	5,452
	New York NY GO	5.000%	9/1/48	3,000	3,299
	New York NY GO	5.500%	4/1/49	7,000	7,965
	New York NY GO	4.500%	5/1/49	2,675	2,754
	New York NY GO	3.000%	8/1/50	4,000	3,158
	New York NY GO	5.250%	9/1/50	5,000	5,601
	New York NY GO	3.000%	3/1/51	2,235	1,754
	New York NY GO	5.000%	8/1/51	14,735	16,016
	New York NY GO	4.000%	9/1/52	10,000	9,902
	New York NY GO	5.250%	3/1/53	10,720	11,905
	New York NY GO	4.125%	8/1/53	6,125	6,158
	New York NY GO	5.250%	4/1/54	5,180	5,752
[10]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	1,650	1,665
	New York NY GO VRDO	3.150%	12/2/24	860	860
[6]	New York NY GO VRDO	3.200%	12/2/24	400	400
	New York NY GO VRDO	3.250%	12/2/24	2,400	2,400
	New York NY GO VRDO	3.250%	12/2/24	6,980	6,980
	New York NY GO VRDO	2.800%	12/5/24	16,900	16,900
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/36	1,500	1,770
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/42	1,500	1,719
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/43	1,000	1,143
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/43	1,400	1,626
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	6,310	6,310
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	10,065	10,012
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	10,000	9,860
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	6,543
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	3,325	3,257
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	1,785	1,910
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,000	1,091
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	5,000	5,501
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/53	5,000	5,457
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/58	10,500	11,531
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,971
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	5,000	5,475
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	701
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	494
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	364
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	316
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	892
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	465	469
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	450	480
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/29	1,545	1,636
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/30	700	763
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,100	1,106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	540
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	323
[11]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/30	1,040	1,109
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/31	1,410	1,535
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/31	515	568
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,032
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,014
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	981
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	380
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/32	1,945	2,135
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/32	775	863
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,907
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	355
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,465	1,620
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/33	900	1,011
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	508
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,425	1,435
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/34	1,145	1,274
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/34	900	1,019
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/35	1,255	1,419
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,385
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	584
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	233
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	573
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,084
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/36	1,800	2,033

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,130	2,162
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,037
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	540
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	309
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,562
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,099
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/36	3,000	3,539
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/37	1,000	1,123
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,035
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	513
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	332
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,612
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,550	1,600
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	240
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	470	520
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/38	1,000	1,121
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	410
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	616
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,000	2,063
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	960	1,058
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/39	1,060	1,183
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,725
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	650	713
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	120	122
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,278
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	760	829
[12]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	3,410	4,080
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/41	700	774
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	850	923
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/42	1,175	1,297
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,430
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/42	1,185	1,203
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	5,000	5,367
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	314
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	10
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,082
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/43	1,025	1,127
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,435	1,546
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/44	1,100	1,205
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	900	967
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	3,500	4,231
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,275
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	13,475	16,274
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,273
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	6,200	6,130
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,501
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	3,755	3,711
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	7,850	9,475
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,000	5,300
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,635	5,903
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	7,000	7,366
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	6,095	6,226
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	10,830	13,112
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	1,250	1,280
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,689
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/54	14,000	16,053
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/56	2,000	2,188
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	1,000	962
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	2,340	2,416
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/30	3,345	3,451
[3]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.300%	12/2/24	5,400	5,400
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,283
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,459
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	750	759
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	15
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	212
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	212
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,350	3,488

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,700	1,795
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,485	1,608
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,640	1,724
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	1,895	2,083
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	750	784
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	595	645
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,000	1,114
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,123
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	200	209
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	545
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,093
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,176
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,775	2,793
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	1,000	1,128
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	765
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	1,972
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	349
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	390	406
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	755	831
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	718
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,578
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	2,000	2,280
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,750	2,359
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	820
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	310	323
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,725	1,913
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	846
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	777
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,000	1,146
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	5,500	6,347
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,047
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,039
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	500	553
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,670	1,863
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	971
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,644
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,415	1,559
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,360	1,511
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,039
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	403
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	1,620	1,793
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	500	520
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,030
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	298
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,093
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,700	1,756
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	594
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	750	844
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	1,395	1,555
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,150	1,178
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	540
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,122
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	1,465	1,626
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	571
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	447
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,150	3,049
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/40	500	569
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	1,150	1,270
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	1,085	1,200
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,198
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/42	600	673
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	1,455	1,602
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/43	1,000	1,118
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	1,000	1,090
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	10,245
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	3,810
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,816
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	575	633
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	3,630	2,964
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	5,000	4,231

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	3,900	4,195
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	4,053
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,000	4,959
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/50	5,000	3,908
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,540	3,302
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	7,512
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	3,000	3,005
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	6,480	6,527
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	4,000	4,260
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	6,000	5,904
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/54	10,900	10,401
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/54	4,915	5,434
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/54	5,145	5,762
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,570	7,672
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.350%	12/2/24	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	5,000	5,497
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,566
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,067
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	7,575	7,892
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	1,900	1,925
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,608
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,178
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,083
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,000	3,081
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,391
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	8,925	9,257
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,563
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,065	2,219
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	10,180
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,140	2,226
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,827
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	2,600	2,634
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,755
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,630
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	516
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,495	1,530
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	7,500	7,556
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	670	675
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,485	2,578
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,150	5,153
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,620	5,644
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,000	5,535
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	3,000	3,010
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	3,500	3,685
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	5,000	5,519
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	9,685	9,712
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	5,000	5,281
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	3,000	3,303
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	5,008
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,725	4,993
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/48	9,300	10,380
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	4,315	3,584
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	9,125	9,108
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	4,000	3,293
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	2,500	2,040
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/54	6,300	6,255
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5,095	5,292
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,910	3,167
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/29	4,870	5,368
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,175	2,508
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,285	1,372
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,380
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,256
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,076
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	657

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,000	2,242
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,000	1,115
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,415
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	525	583
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/41	600	663
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	5,000	5,382
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	475	523
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,000	2,016
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/43	325	357
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	5,000	5,413
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/44	325	355
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/49	4,665	4,674
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,404
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/33	600	621
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	4.000%	10/1/34	1,125	1,156
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/34	520	538
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	4.000%	10/1/35	900	923
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/37	4,160	4,567
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/40	1,000	1,098
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/41	1,950	2,132
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/42	835	910
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/43	505	548
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,637
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,319
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	5,260	5,311
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	10,415	10,465
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	5
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,618
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	800	822
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/43	1,260	1,311
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/48	2,200	2,381
	New York State Dormitory Authority Private Schools Revenue	5.000%	7/1/33	1,650	1,731
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	427
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	4,865	5,060
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	321
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,299
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,371
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,035
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,094
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,115
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,278
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,789
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	6,000	6,194
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,270
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,326
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,270
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	2,011
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	6,500	6,692
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,195	1,254
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,202
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	12,700	13,312
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	17,315	18,086
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/49	4,445	4,918
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/52	5,000	5,509
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/53	6,005	6,605
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/56	8,575	9,409
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	10,715	10,967
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/51	1,500	1,517
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,455	2,665
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,052
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,651
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,063

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	11,780
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	5,092
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,540
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	5,000	5,636
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/53	5,000	5,468
	New York State Housing Finance Agency Income Tax Revenue	5.000%	6/15/54	5,000	5,320
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/29	1,245	1,247
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,015	1,007
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/32	2,235	2,233
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,003
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,349
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/34	1,250	1,116
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/36	4,145	4,172
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	11/1/38	400	405
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/39	745	636
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	980
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/39	1,765	1,762
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,378
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,444
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/42	600	612
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,106
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,270	2,203
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/43	1,945	1,986
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,485	1,277
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/44	1,275	1,128
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,693
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/46	2,545	1,878
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,955	2,952
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,509
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	11/1/47	750	768
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,308
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,401
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,345	1,320
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/48	1,000	1,026
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,755	11,505
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	4,275
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,560	2,406
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,075	1,950
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	710
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	876
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	3,790	2,755
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,395	2,712
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	2,005
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	1,039
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	3,223
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/54	3,500	3,568
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,870	1,331
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,328
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,953
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	1,094
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	5/1/68	3,810	3,869
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,085	1,057
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,710	1,666
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	2,185	2,040
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	3,555	3,463
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	1,680	1,680
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	8,625	8,641
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	3,530	3,493
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	2,080	2,094
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	7,395	7,418
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	3,640	3,684
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	2,350	2,352
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	12,000	12,099
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	9,800	9,839
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	10,925	10,958
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	1,405	1,419
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	7,605	7,613
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	12/2/24	1,850	1,850
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,734
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	1,906

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,607
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,311
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,277
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,296
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	150
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	7,500	7,603
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	1,750	1,778
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,435	4,451
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,375	3,409
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	5,034
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,122
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	1,790	1,997
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,495	1,660
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,575	3,559
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	4,012
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,835	1,842
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	365
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,225	1,001
	New York State Thruway Authority Highway Revenue	4.000%	1/1/46	3,220	3,226
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	12,000	12,149
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	5,000	4,988
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,966
	New York State Thruway Authority Highway Revenue	5.000%	1/1/49	3,050	3,354
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	10,000	9,851
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	2,000	1,533
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,480	2,767
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,585	1,973
	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	6,000	6,629
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	7,375	7,512
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	2,500	2,511
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/48	4,000	4,325
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	3,635	3,602
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	5,000	5,376
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	8,920	8,940
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	10,200	10,327
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,000	3,027
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	1,360	1,365
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	5,165	5,166
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	5,000	4,045
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/29	1,210	1,313
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	1,000	1,099
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	4,655	5,051
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	2,505	2,704
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	505	544
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/39	3,940	3,954
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	3,000	3,001
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	3,295	3,277
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	6,795	6,712
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/52	3,795	3,447
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,373
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	1,250	1,077
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,022
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,020
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,000	3,623
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	454
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	479
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	453
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	738
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	527
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	557

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	579
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	315
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	582
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	330
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	315
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	612
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	639
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	430
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	642
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	432
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	348
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	364
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	296
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	292
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	269
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	350	342
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	337
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	500	482
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	287
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	470	446
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	499
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	950	971
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	1,325	1,344
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	315	326
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	520	542
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	5,170	4,857
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	200	209
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	250	262
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	275	289
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	250	263
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	8/1/44	1,000	981
Onondaga County NY GO	4.000%	6/15/43	550	556
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/41	700	710
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/43	17,115	18,307
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	6,580	7,001
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,162
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,501
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,230
Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	1,018
Orange County NY GO	3.000%	6/15/34	3,535	3,422
Philipstown NY BAN GO	4.500%	1/17/25	1,036	1,037
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	3,000	3,212
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,516
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,400	3,529
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,110	6,005
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,470	1,693
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,640	1,879
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	485	494
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,000	1,147
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/40	1,085	1,246
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,139
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,285
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	1,000	1,141
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,325	3,739
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	1,075	1,222
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	1,125	1,281
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/42	800	903
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	4,000	4,465
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,000	1,128
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/43	1,000	1,129
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/44	1,250	1,400
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/45	1,000	1,114
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	8/1/45	1,000	1,033
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/46	1,750	1,942
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/49	4,000	4,402
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/49	3,000	3,305
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,427

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	5,000	5,509
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,710	6,219
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/54	5,500	6,033
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,348
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,000	4,182
	Riverhead IDA Economic Job Development Corp. Local or Guaranteed Housing Revenue	4.500%	2/1/41	4,727	4,910
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,740
	Rockland County NY GO	4.000%	4/1/35	385	401
	Rockland County NY GO	4.000%	4/1/36	410	425
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	548
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,468
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,325
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,825
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,103
[1]	Schenectady NY GO	3.000%	5/1/31	635	622
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	107
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	81
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	306
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	108
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	285
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	107
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	268
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	160
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	267
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	250
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	249
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,502
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,004
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	746
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	140	147
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,049
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	178
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	3,040	3,114
[2]	Suffolk County NY GO	4.000%	4/1/31	4,590	4,699
[1]	Suffolk County NY GO	3.000%	6/15/31	250	240
	Suffolk Regional Off-Track Betting Co. Revenue	5.750%	12/1/44	2,500	2,611
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,250	1,260
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	1,004
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,250	1,245
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,250	1,234
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/41	1,300	1,272
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	10,485	9,633
	Syosset Central School District GO	2.000%	12/15/34	1,000	834
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	5.000%	7/1/29	300	300
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,500	1,594
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/39	1,500	824
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,605
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,069
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,000	2,181
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,290
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,313
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,663
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	177
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,400	1,465
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	2,790	2,916
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	1,000	1,044
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,337
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	4,010	4,113
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	1,000	1,134
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,559
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,175	1,326
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,410	1,502

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,110	2,407
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	5,960	6,173
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	11,130	11,614
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	1,000	1,124
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,000	5,246
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,350
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	1,000	1,119
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,500	3,897
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,372
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	3,000	3,354
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,027
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,560	2,938
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	3,950	4,320
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	4,000	4,248
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	11,320	12,044
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	1,500	1,488
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	15,000	14,898
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	13,450	14,222
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	3,500	3,463
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	10,000	10,605
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	17,260	19,207
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,000	2,141
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	8,700	9,447
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,713
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/37	2,445	2,558
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	1,880	2,188
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	2,600	3,005
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,235	2,523
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/42	995	1,003
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	2,315	2,648
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	1,140	1,145
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	520	519
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,770
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,640	5,539
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	5,000	4,996
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	1,150	1,260
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/54	6,000	6,670
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,655	2,589
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	6,425	6,061
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	4.119%	4/1/26	2,000	1,999
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	11,640	11,678
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/49	3,000	3,290
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,195
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	5,033
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/54	5,180	5,635
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/57	8,000	8,000
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,182
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	5,000	5,050
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	7,500	8,263
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,172
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	5,000	5,014
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	15,685	17,293
[3]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.350%	12/2/24	5,000	5,000
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27	1,000	1,049
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27	150	157
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/28	1,000	1,067
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/28	275	294
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/30	470	486
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/31	235	241
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/32	365	375
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/33	100	102
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/34	155	158
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/35	190	193
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/36	380	386
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	4,725	4,737
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,163
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,090
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,189
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,435	5,621
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,865	2,960

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,065
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	11,000	11,351
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,100	1,133
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	925
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	8,625	8,766
	Utica NY BAN GO	4.500%	1/24/25	3,352	3,357
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	1,000	1,149
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	1,570	1,821
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	4,280	4,934
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/42	2,000	2,293
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/43	2,275	2,593
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/44	3,145	3,568
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/45	1,880	2,125
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/53	2,000	2,228
	Vails Gate Fire District BAN GO	4.000%	3/28/25	2,000	2,002
	Valley Stream NY BAN GO	4.500%	5/9/25	2,935	2,948
	Webster Central NY School District GO	2.000%	6/15/33	1,180	1,010
	Webster Central NY School District GO	2.000%	6/15/34	1,265	1,062
	Wellsville Central NY School District BAN GO	4.250%	6/27/25	2,000	2,010
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,170
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,169
	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue PUT	4.300%	5/1/41	4,976	5,016
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	770	774
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	400	401
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	601
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	453
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,410	1,415
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	385
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,003
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	520
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	2,000	2,006
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	207
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	6,680	5,918
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/48	2,420	2,739
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/49	4,170	4,710
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,480	1,585
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,705	3,090
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	2,000	1,868
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/35	1,185	1,312
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/38	4,650	5,089
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/28	550	568
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,274
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/42	1,715	1,738
	Westchester County NY GO	2.000%	10/15/34	2,685	2,239
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	200	200
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	2,310	2,191
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,573
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	772
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/46	2,500	2,508
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	4.000%	10/15/29	400	400
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/39	1,000	1,023
					5,043,445
Guam (0.2%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	595	603
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	240	241
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,260	1,231
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,215
					8,290
Minnesota (0.0%)
[13]	Freddie Mac Pool	3.310%	1/1/28	1,000	973

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico (1.1%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,400	3,438
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	2,652	2,774
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	4,956	5,347
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,838	6,507
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	3,930	2,718
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,830	4,810
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	172	164
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,790	1,898
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,320	1,402
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	265
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,860	3,051
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	550	576
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,380	3,261
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	3,284	2,982
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,256	1,056
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,096	1,624
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	650	463
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,265	7,253
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	352	351
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	7,984	8,016
					58,480
Total Tax-Exempt Municipal Bonds (Cost $5,109,183)					5,111,188
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	5,378	3,321
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	1,955	1,246
Total Taxable Municipal Bonds (Cost $4,504)					4,567
Total Investments (99.4%) (Cost $5,113,687)					5,115,755
Other Assets and Liabilities—Net (0.6%)					32,762
Net Assets (100%)					5,148,517
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $174,329,000, representing 3.4% of net assets.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Securities with a value of $622,000 have been segregated as initial margin for open futures contracts.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
10	Step bond.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

New York Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2025	458	49,282	302

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2025	(46)	(5,851)	(144)
				158

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,113,687)	5,115,755
Investment in Vanguard	140
Cash	1
Receivables for Investment Securities Sold	120
Receivables for Accrued Income	51,166
Receivables for Capital Shares Issued	1,611
Variation Margin Receivable—Futures Contracts	21
Other Assets	99
Total Assets	5,168,913
Liabilities
Payables for Investment Securities Purchased	14,472
Payables for Capital Shares Redeemed	1,949
Payables for Distributions	3,772
Payables to Vanguard	203
Total Liabilities	20,396
Net Assets	5,148,517
At November 30, 2024, net assets consisted of:

Paid-in Capital	5,323,455
Total Distributable Earnings (Loss)	(174,938)
Net Assets	5,148,517

Investor Shares—Net Assets
Applicable to 47,247,707 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	522,226
Net Asset Value Per Share—Investor Shares	$11.05

Admiral™ Shares—Net Assets
Applicable to 418,557,037 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,626,291
Net Asset Value Per Share—Admiral Shares	$11.05

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2024
($000)
Investment Income
Income
Interest	172,737
Total Income	172,737
Expenses
The Vanguard Group—Note B
Investment Advisory Services	502
Management and Administrative—Investor Shares	716
Management and Administrative—Admiral Shares	3,120
Marketing and Distribution—Investor Shares	33
Marketing and Distribution—Admiral Shares	224
Custodian Fees	22
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	18
Shareholders’ Reports and Proxy Fees—Admiral Shares	34
Trustees’ Fees and Expenses	3
Other Expenses	42
Total Expenses	4,746
Expenses Paid Indirectly	(22)
Net Expenses	4,724
Net Investment Income	168,013
Realized Net Gain (Loss)
Investment Securities Sold	7,367
Futures Contracts	(670)
Realized Net Gain (Loss)	6,697
Change in Unrealized Appreciation (Depreciation)
Investment Securities	143,439
Futures Contracts	266
Change in Unrealized Appreciation (Depreciation)	143,705
Net Increase (Decrease) in Net Assets Resulting from Operations	318,415

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	168,013	141,778
Realized Net Gain (Loss)	6,697	(64,879)
Change in Unrealized Appreciation (Depreciation)	143,705	130,797
Net Increase (Decrease) in Net Assets Resulting from Operations	318,415	207,696
Distributions
Investor Shares	(16,184)	(13,558)
Admiral Shares	(148,126)	(125,724)
Total Distributions	(164,310)	(139,282)
Capital Share Transactions
Investor Shares	59,718	34,546
Admiral Shares	477,879	195,907
Net Increase (Decrease) from Capital Share Transactions	537,597	230,453
Total Increase (Decrease)	691,702	298,867
Net Assets
Beginning of Period	4,456,815	4,157,948
End of Period	5,148,517	4,456,815

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.70	$10.52	$12.21	$12.20	$12.01
Investment Operations
Net Investment Income[1]	.372	.344	.297	.295	.327
Net Realized and Unrealized Gain (Loss) on Investments	.342	.174	(1.600)	.108	.231
Total from Investment Operations	.714	.518	(1.303)	.403	.558
Distributions
Dividends from Net Investment Income	(.364)	(.338)	(.296)	(.295)	(.326)
Distributions from Realized Capital Gains	—	—	(.091)	(.098)	(.042)
Total Distributions	(.364)	(.338)	(.387)	(.393)	(.368)
Net Asset Value, End of Period	$11.05	$10.70	$10.52	$12.21	$12.20
Total Return[2]	6.77%	5.01%	-10.80%	3.34%	4.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$522	$447	$406	$546	$513
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.41%	3.25%	2.70%	2.41%	2.73%
Portfolio Turnover Rate	49%	100%	77%	40%	34%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.70	$10.52	$12.21	$12.20	$12.01
Investment Operations
Net Investment Income[1]	.381	.352	.306	.305	.337
Net Realized and Unrealized Gain (Loss) on Investments	.341	.174	(1.600)	.107	.230
Total from Investment Operations	.722	.526	(1.294)	.412	.567
Distributions
Dividends from Net Investment Income	(.372)	(.346)	(.305)	(.304)	(.335)
Distributions from Realized Capital Gains	—	—	(.091)	(.098)	(.042)
Total Distributions	(.372)	(.346)	(.396)	(.402)	(.377)
Net Asset Value, End of Period	$11.05	$10.70	$10.52	$12.21	$12.20
Total Return[2]	6.85%	5.10%	-10.73%	3.43%	4.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,626	$4,009	$3,752	$5,097	$4,725
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.49%	3.33%	2.78%	2.49%	2.81%
Portfolio Turnover Rate	49%	100%	77%	40%	34%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New York Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2024, the fund had contributed to Vanguard capital in the amount of $140,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $22,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,111,188	—	5,111,188
Taxable Municipal Bonds	—	4,567	—	4,567
Total	—	5,115,755	—	5,115,755
Derivative Financial Instruments
Assets
Futures Contracts[1]	302	—	—	302
Liabilities
Futures Contracts[1]	(144)	—	—	(144)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for amortization were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	3,927
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,217
Capital Loss Carryforwards	(178,442)
Qualified Late-Year Losses	—
Other Temporary Differences	(3,640)
Total	(174,938)

New York Long-Term Tax-Exempt Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	164,310	139,282
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	164,310	139,282
*	Includes short-term capital gains, if any.
As of November 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,112,538
Gross Unrealized Appreciation	120,824
Gross Unrealized Depreciation	(117,607)
Net Unrealized Appreciation (Depreciation)	3,217
F.	During the year ended November 30, 2024, the fund purchased $2,913,233,000 of investment securities and sold $2,356,564,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2024, such purchases were  $46,480,000 and sales were $96,010,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	187,341	17,155	159,704	15,109
Issued in Lieu of Cash Distributions	14,061	1,290	11,461	1,087
Redeemed	(141,684)	(13,021)	(136,619)	(12,947)
Net Increase (Decrease)—Investor Shares	59,718	5,424	34,546	3,249
Admiral Shares
Issued	922,518	84,603	983,165	93,680
Issued in Lieu of Cash Distributions	106,130	9,737	90,034	8,532
Redeemed	(550,769)	(50,602)	(877,292)	(83,903)
Net Increase (Decrease)—Admiral Shares	477,879	43,738	195,907	18,309
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New York Tax-Free Funds and Shareholders of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2024, the related statements of operations for the year ended November 30, 2024, the statements of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2024 and each of the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 17, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds for the fiscal year are qualified short-term capital gains.
Fund	($000)
New York Municipal Money Market Fund	0
New York Long-Term Tax-Exempt Fund	0
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
New York Municipal Money Market Fund	41
New York Long-Term Tax-Exempt Fund	0
The funds designate 100% of income dividends as exempt-interest dividends.
Q760 012025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 21, 2025

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.